SEGMENTS	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva has two reportable segments: generic and specialty medicines. The generic medicines segment develops, manufactures, sells and distributes generic or branded generic medicines. This segment includes Teva's over-the-counter ("OTC") business, including PGT, Teva's consumer healthcare joint venture with P&G. Also included in this segment is Teva's API manufacturing businesses. The specialty medicines segment engages in the development, manufacture, sale and distribution of branded specialty medicines, most significantly in the core therapeutic areas of central nervous system medicines and respiratory medicines, as well as other therapeutic areas, such as oncology, women's health and selected other areas.

Teva's other activities include distribution activities mainly in the United States, Israel and Hungary, sales of medical devices and contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition and other miscellaneous items.

Following the Actavis Generics and Anda acquisitions in 2016, Teva conducted an analysis of its business segments, resulting in a change to Teva's segment reporting and goodwill assignment.

Teva's management reassessed its organizational structure and concluded that in order to enhance its managers' accountability and gain better control over all activities, its reporting segments will be reorganized as follows, commencing in the fourth quarter of 2016:

  The generic medicines segment includes all Teva legacy generics activity, with the addition of:

  All Actavis activities, excluding contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Teva's OTC business.

  The specialty medicines segment includes all Teva specialty activity without any change.
  Other non-segment activities include other Teva business (excluding the OTC business), with the addition of:

  Contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Anda's distribution activity.

All the above changes were reflected through retroactive revision of prior period segment information.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines to make decisions about resources to be allocated to the segments and assess their performance.

Segment profit is comprised of gross profit for the segment, less R&D and S&M expenses related to the segment. Segment profit does not include G&A expenses, amortization, research and development in process, inventory step up and certain other items. Beginning in the fourth quarter of 2016, our OTC business is included in our generic medicines segment. The data presented have been conformed to reflect these changes for all relevant periods.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

Any newly appointed chief executive officer may review Teva's strategy and organizational structure. Any changes in strategy may lead to a reevaluation of the Company's segments and goodwill allocation to reporting units as well as fair value attributable to its reporting units.

a. Segment information

The following tables present profit by segments and a reconciliation of Teva's segment profit to Teva's consolidated income before income taxes, for the three months ended March 31, 2017 and 2016:

	Generics		Specialty
	Three months ended March 31,		Three months ended March 31,
	2017	2016	2017	2016

	U.S.$ in millions		U.S.$ in millions

Revenues	$3,058	$2,458	$2,020	$2,152
Gross profit	1,370	1,123	1,754	1,871
R&D expenses	191	129	255	239
S&M expenses	400	345	461	457
Segment profit	$779	$649	$1,038	$1,175

	Three months ended
	March 31,
	2017	2016

	U.S.$ in millions

Generic medicines profit	$779	$649
Specialty medicines profit	1,038	1,175
Total segment profit	1,817	1,824
Profit (loss) of other activities	26	(4)
	1,843	1,820
Amounts not allocated to segments:
Amortization	320	189
General and administrative expenses	236	304
Impairments, restructuring and others	240	119
Inventory step-up	64	6
Costs related to regulatory actions taken in facilities	34	38
Legal settlements and loss contingencies	20	(25)
Other unallocated amounts	34	24

Consolidated operating income	895	1,165
Financial expenses - net	207	298
Consolidated income before income taxes	$688	$867

b. Segment revenues by geographic area:
	Three months ended
	March 31,

	2017	2016

	U.S.$ in millions
Generic Medicines
United States	$1,381	$976
Europe*	988	790
Rest of the World	689	692
Total Generic Medicines	3,058	2,458
Specialty Medicines
United States	1,492	1,677
Europe*	438	394
Rest of the World	90	81
Total Specialty Medicines	2,020	2,152
Other Revenues
United States	320	4
Europe*	78	51
Rest of the World	154	145
Total Other Revenues	552	200
Total Revenues	$5,630	$4,810

*	We define our European region as the European Union and certain other European countries.

c. Net revenues from specialty medicines:
	Three months ended
	March 31,
	2017	2016

	U.S. $ in millions

CNS	$1,138	$1,323
Copaxone®	970	1,006
Azilect®	60	113
Nuvigil®	17	103
Respiratory	304	366
ProAir®	121	173
QVAR®	98	134
Oncology	270	268
Treanda® and Bendeka™	157	155
Women's health	124	110
Other Specialty*	184	85
Total Specialty Medicines	$2,020	$2,152

* Includes a $75 million payment related to the Ninlaro® transaction in the first quarter of 2017.

It is impractical to present revenues by product for our generic medicines segment.

A significant portion of Teva's revenues, and a higher proportion of the profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, Teva relies heavily on sales of Copaxone®, its leading specialty medicine. A key element of Teva's business strategy for Copaxone® is maintaining patients on the three-times-a-week 40 mg/mL version introduced in 2014, and protecting its patents for the 40 mg/mL version. Any substantial reduction in the number of patients taking Copaxone®, whether due to increased use of oral medicines or other competing products, including competing 20 mg/mL generic products (with one generic version introduced in the U.S. in 2015 and follow-on products in some European countries) and potential competing 40 mg/mL generic products, would likely have a material adverse effect on Teva's financial results and cash flow.

Copaxone® 40 mg/mL was protected by five U.S. Orange Book patents that expire in 2030. All of the claims of three of those patents were declared to be unpatentable by the U.S. Patent Office in inter partes review (“IPR”) proceedings, and Teva has appealed those decisions. A petition filed for an IPR against a fourth Orange Book patent was withdrawn on May 2, 2017. These four patents have also been challenged in paragraph IV litigation in the United States. A trial was held in the United States District Court for the District of Delaware, and in January 2017 the court held that the asserted claims of these four patents were invalid. Teva has appealed this decision; however, it is possible that certain competitors may receive FDA approval and launch before either appeal is decided. A separate paragraph IV litigation in the United States regarding the fifth Orange Book patent, which was issued in August 2016, has been dismissed with prejudice, but may nonetheless be revived pending the outcomes of appeals. Teva has also filed suit against multiple abbreviated new drug applications (“ANDA”) filers to assert a non-Orange Book process patent in various jurisdictions. Copaxone® 40 mg/mL is also protected by one European patent expiring in 2030.

Teva's multiple sclerosis franchise includes Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis). The profitability of the multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to the MS franchise. It does not include G&A expenses, amortization, research and development in process, inventory step up and certain other items. The profit of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 76.5% for the three months ended March 31, 2017, compared to 80.0% for the three months ended March 31, 2016.

Teva is pursuing opportunities to sell its global women's health business and its oncology and pain business in Europe. Teva has engaged financial advisors and expects the sale process for these businesses to commence in the coming weeks. These transactions are subject to board approval and applicable regulatory approvals.